Shareholder Report, Holdings (Details) - C000161514	Dec. 31, 2024
U.S. Treasury Notes8410009
Holdings [Line Items]
Percent of Total Investments	4.80%
CRBT Multifamily Housing Mortgage Loan Trust8409895
Holdings [Line Items]
Percent of Total Investments	2.50%
FHLMC Multifamily Structured Pass-Through Certificates8409758
Holdings [Line Items]
Percent of Total Investments	2.40%
FHLMC Multifamily Structured Pass-Through Certificates8409890
Holdings [Line Items]
Percent of Total Investments	2.40%
FNMA8409933
Holdings [Line Items]
Percent of Total Investments	2.30%
FNMA8409901
Holdings [Line Items]
Percent of Total Investments	2.30%
FHLMC8409908
Holdings [Line Items]
Percent of Total Investments	2.00%
FHLMC Multifamily Structured Pass-Through Certificates8409769
Holdings [Line Items]
Percent of Total Investments	2.00%
FHLMC Multifamily Variable Rate Certificate8409898
Holdings [Line Items]
Percent of Total Investments	1.90%
FNMA8409841
Holdings [Line Items]
Percent of Total Investments	1.90%
Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	6.70%
U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.40%
U.S. Government & Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	76.30%